Consolidated Statements of Changes in Shareholders' Equity - ARS ($)	Total	Special Reserve [Member]	Inflation Adjustment of Share Capital [Member]	Share Premium [Member]	Legal Reserves [Member]	Special Reserve Cnv 609/12 [Member]	Retained Earnings [Member]	Subtotal [Member]	Non-Controlling Interests [Member]	Other Reserves	Reserve For Future Dividends [Member]	Changes In Non-Controlling Interests [Member]	Total other reservs	Revaluation surplus [Member]	Currency translation adjustment [Member]	Share Capital [Member]
Balance, amount at Jun. 30, 2018	$ 127,627,000,000	$ 11,575,000,000	$ 5,156,000,000	$ 14,509,000,000	$ 201,000,000	$ 13,866,000,000	$ 77,476,000,000	$ 122,808,000,000	$ 4,819,000,000	$ 11,474,000,000	$ 0	$ (101,000,000)	$ 11,474,000,000			$ 126,000,000
Statement [Line Items]
Adjustments previous years (IFRS 9)	(62,000,000)		0	0	0	0	(62,000,000)	(62,000,000)	0	0						0
Balance as of June 30, 2018 - Adjusted	127,565,000,000		5,156,000,000	14,509,000,000	201,000,000	13,866,000,000	77,414,000,000	122,746,000,000	4,819,000,000	11,474,000,000						126,000,000
Loss for the year	(38,935,000,000)		0	0	0	0	(38,711,000,000)	(38,711,000,000)	(224,000,000)	0						0
Dividend distribution - Shareholders' meeting as of October 29, 2018	(1,513,000,000)		0	0	0	0	(101,810,000,000)	(1,513,000,000)	0	100,297,000,000						0
Changes in non-controlling interest	0	0	0	0	0	0	0	(83,000,000)	83,000,000	(83,000,000)	0	(83,000,000)	(83,000,000)			0
Reimbursement of dividends	70,000,000		0	0	0	0	70,000,000	70,000,000	0	0						0
Assignment of results - Shareholders' meeting as of October 29, 2018		51,688,000,000									48,609,000,000	0	100,297,000,000
Other comprehensive income for the year	0
Balance, amount at Jun. 30, 2019	87,187,000,000	63,263,000,000	5,156,000,000	14,509,000,000	201,000,000	13,866,000,000	(63,037,000,000)	82,509,000,000	4,678,000,000	111,688,000,000	48,609,000,000	(184,000,000)	111,688,000,000	$ 0	$ 0	126,000,000
Statement [Line Items]
Loss for the year	27,266,000,000		0	0	0	0	25,668,000,000	25,668,000,000	1,598,000,000	0						0
Changes in non-controlling interest	0	0	0	0	0	0	0	(87,000,000)	87,000,000	(87,000,000)	0	(87,000,000)	(87,000,000)	0	0	0
Other comprehensive income for the year	378,000,000	0	0	0	0	0	0	378,000,000	0	378,000,000	0	0	378,000,000	411,000,000	(33,000,000)	0
Dividend distribution - Shareholders' meeting as of October 30, 2019	(1,318,000,000)		0	0	0	0	0	(1,098,000,000)	(220,000,000)	(1,098,000,000)						0
Assignment of results - Shareholders' meeting as of October 30, 2019	0	(63,037,000,000)	0	0	0	0	63,037,000,000	0	0	(63,037,000,000)	(1,098,000,000)	0	(64,135,000,000)	0	0	0
Irrevocable contributions	71,000,000
Balance, amount at Jun. 30, 2020	113,513,000,000	226,000,000	5,156,000,000	14,509,000,000	201,000,000	13,866,000,000	25,668,000,000	107,370,000,000	6,143,000,000	47,844,000,000	47,511,000,000	(271,000,000)	47,844,000,000	411,000,000	(33,000,000)	126,000,000
Statement [Line Items]
Loss for the year	(22,537,000,000)		0	0	0	0	(21,933,000,000)	(21,933,000,000)	(604,000,000)	0						0
Other comprehensive income for the year	131,000,000	0	0	0	0	0	0	131,000,000	0	131,000,000	0	0	131,000,000	155,000,000	(24,000,000)	0
Irrevocable contributions	26,000,000		0	0	0		0	0	26,000,000	0						0
Capitalization of reserves - Shareholders' meeting as of October 26, 2020 (1)	0	(226,000,000)	22,014,000,000	(14,509,000,000)	0	(13,866,000,000)	0	0	0	(47,636,000,000)	(47,511,000,000)	0	(47,636,000,000)	0	0	53,997,000,000
Dividend distribution - Shareholders' meeting as of October 26, 2020 (1)	(13,045,000,000)			0	0	0	13,045,000,000	(13,045,000,000)	0	0						0
Assignment of results - Shareholders' meeting as of October 26, 2020 (1)	0	9,816,000,000	0	0	1,283,000,000	0	(11,099,000,000)	0	0	9,816,000,000	0	0	9,816,000,000	0	0	0
Changes in non-controlling interest	(75,000,000)		0	0			0	(59,000,000)	(16,000,000)	(59,000,000)	0	$ (59,000,000)				0
Balance, amount at Jun. 30, 2021	$ 78,013,000,000	$ 9,816,000,000	$ 27,170,000,000	$ 0	$ 1,484,000,000	$ 0	$ (20,409,000,000)	$ 72,464,000,000	$ 5,549,000,000	$ 10,096,000,000	$ 0		$ 10,096,000,000	$ 566,000,000	$ (57,000,000)	$ 54,123,000,000